                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21788

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN
TARGETHORIZON ETF PORTFOLIOS
SELIGMAN TARGETFUND CORE
SELIGMAN TARGETFUND 2015
SELIGMAN TARGETFUND 2025
SELIGMAN TARGETFUND 2035
SELIGMAN TARGETFUND 2045

SEMIANNUAL REPORT FOR THE
PERIOD ENDED MARCH 31, 2010


ASSET ALLOCATION
STRATEGIES SEEKING TO
MANAGE
RISK OVER TIME.


                                                    (ADVICE-BUILT(SM) SOLUTIONS
                                                                          ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Seligman TargETFund Core.........    2
  Seligman TargETFund 2015.........    4
  Seligman TargETFund 2025.........    6
  Seligman TargETFund 2035.........    8
  Seligman TargETFund 2045.........   10
Investment Changes.................   12
Fund Expenses Examples.............   17
Portfolio of Investments...........   23
Statements of Assets and
  Liabilities......................   36
Statements of Operations...........   38
Statements of Changes in Net
  Assets...........................   40
Financial Highlights...............   43
Notes to Financial Statements......   55
Proxy Voting.......................   68





--------------------------------------------------------------------------------
              SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman TargETFund Core

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund Core (the Fund) Class A shares gained 8.53% (excluding sales charge for the six-month period ended March 31, 2010.

> The Fund outperformed its benchmark, the Dow Jones Target Today Index, which returned 3.62% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target Allocation Moderate Funds Index, which gained 7.23% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                        6 MONTHS*    1 YEAR   3 YEARS   10/3/05**
-------------------------------------------------------------------------------------------------
Seligman TargETFund Core
  Class A (excluding sales charge)                        +8.53%    +39.55%    -2.40%     +1.71%
-------------------------------------------------------------------------------------------------
Dow Jones Target Today Index(1) (unmanaged)               +3.62%    +15.82%    +5.13%     +5.34%
-------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target Allocation Moderate Funds
  Index(2)                                                +7.23%    +35.77%    -0.85%     +2.58%
-------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target Allocation Moderate Funds
  Average(3)                                              +7.05%    +35.05%    -0.68%     +2.59%
-------------------------------------------------------------------------------------------------



 *Not annualized.
**Returns are from the opening of business on Oct. 3, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Dow Jones Target Today Index (the Dow Jones Today Index), an unmanaged index, aims to hold a low risk portfolio of securities, and is an appropriate benchmark for a conservative, balanced portfolio an investor might hold upon reaching retirement. The Dow Jones Today Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones Today Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of March 31, 2010, the subindex allocation of the Dow Jones Today Index was: 15.20% equity, 79.84% fixed income, and 4.96% cash. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mixed-Asset Target Allocation Moderate Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. The index's returns include net reinvested dividends.

(3) The Lipper Mixed-Asset Target Allocation Moderate Funds Average (the Lipper Average) measures the performance of funds that, by portfolio practice, maintain a mix of between 40-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The index's returns include net reinvested dividends.

    On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
2  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund Core

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2010
                                                                                            SINCE
Without sales charge                                        6 MONTHS*   1 YEAR  3 YEARS  INCEPTION**
Class A (inception 10/3/05)                                   +8.53%   +39.55%   -2.40%     +1.71%
----------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                   +8.12%   +38.24%   -3.15%     +0.97%
----------------------------------------------------------------------------------------------------
Class R2 (inception 10/3/05)                                  +8.57%   +39.22%   -2.61%     +1.47%
----------------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                  +8.72%   +40.06%   -2.05%     +2.06%
----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                   +2.33%   +31.50%   -4.31%     +0.36%
----------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                   +7.12%   +37.24%   -3.15%     +0.97%
----------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 shares are available to qualifying institutional investors only.

 *Not annualized.
**Returns are from the opening of business on Oct. 3, 2005.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
              SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman TargETFund 2015

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2015 (the Fund) Class A shares gained 10.10% (excluding sales charge for the six-month period ended March 31, 2010.

> The Fund outperformed its benchmark, the Dow Jones Target 2015 Index, which returned 5.88% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2015 Funds Index, which gained 7.41% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                                                          SINCE
                                                                                        INCEPTION
                                                        6 MONTHS*    1 YEAR   3 YEARS   10/3/05**
-------------------------------------------------------------------------------------------------

Seligman TargETFund 2015
  Class A (excluding sales charge)                       +10.10%    +51.45%    -3.98%     +1.71%
-------------------------------------------------------------------------------------------------
Dow Jones Target 2015 Index(1) (unmanaged)                +5.88%    +26.05%    +2.02%     +4.00%
-------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2015 Funds Index(2)             +7.41%    +37.11%    +0.37%        N/A
-------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2015 Funds Average(3)           +6.87%    +35.71%    -1.73%     +2.19%
-------------------------------------------------------------------------------------------------



 *Not annualized.
**Returns are from the opening of business on Oct. 3, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Dow Jones Target 2015 Index (the Dow Jones 2015 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2015 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2015 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of March 31, 2010, the subindex allocation of the Dow Jones 2015 Index was: 34.28% equity, 61.76% fixed income, and 3.95% cash. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mixed-Asset Target 2015 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2015 Funds category. The index's returns include net reinvested dividends.

(3) The Lipper Mixed-Asset Target 2015 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2015. The index's returns include net reinvested dividends.

    On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2015

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2010
                                                                                            SINCE
Without sales charge                                        6 MONTHS*   1 YEAR  3 YEARS  INCEPTION**
Class A (inception 10/3/05)                                  +10.10%   +51.45%   -3.98%     +1.71%
----------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                   +9.66%   +50.53%   -4.72%     +1.04%
----------------------------------------------------------------------------------------------------
Class R2 (inception 10/3/05)                                  +9.92%   +51.14%   -4.25%     +1.50%
----------------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                 +10.32%   +52.09%   -3.64%     +2.06%
----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                   +3.84%   +42.86%   -5.85%     +0.36%
----------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                   +8.66%   +49.53%   -4.72%     +1.04%
----------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 shares are available to qualifying institutional investors only.

 *Not annualized.
**Returns are from the opening of business on Oct. 3, 2005.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
              SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman TargETFund 2025

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2025 (the Fund) Class A shares gained 10.75% (excluding sales charge for the six-month period ended March 31, 2010.

> The Fund outperformed its benchmark, the Dow Jones Target 2025 Index, which returned 8.86% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2025 Funds Index, which gained 8.83% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                                                           SINCE
                                                                                         INCEPTION
                                                         6 MONTHS*    1 YEAR   3 YEARS   10/3/05**
--------------------------------------------------------------------------------------------------

Seligman TargETFund 2025
  Class A (excluding sales charge)                        +10.75%    +59.82%    -3.83%     +2.21%
--------------------------------------------------------------------------------------------------
Dow Jones Target 2025 Index(1) (unmanaged)                 +8.86%    +39.77%    -0.15%     +3.30%
--------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2025 Funds Index(2)              +8.83%    +45.58%       N/A        N/A
--------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2025 Funds Average(3)            +8.46%    +45.30%    -3.01%     +1.89%
--------------------------------------------------------------------------------------------------



 *Not annualized.
**Returns are from the opening of business on Oct. 3, 2005.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Dow Jones Target 2025 Index (the Dow Jones 2025 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2025 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2025 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of March 31, 2010, the subindex allocation of the Dow Jones 2025 Index was: 59.74% equity, 36.32% fixed income, and 3.94% cash. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mixed-Asset Target 2025 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2025 Funds category. The index's returns include net reinvested dividends.

(3) The Lipper Mixed-Asset Target 2025 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2025. The index's returns include net reinvested dividends.

    On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
6  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2025

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2010
                                                                                            SINCE
Without sales charge                                        6 MONTHS*   1 YEAR  3 YEARS  INCEPTION**
Class A (inception 10/3/05)                                  +10.75%   +59.82%   -3.83%     +2.21%
----------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                  +10.41%   +58.51%   -4.57%     +1.51%
----------------------------------------------------------------------------------------------------
Class R2 (inception 10/3/05)                                 +10.65%   +59.51%   -4.06%     +1.99%
----------------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                 +11.00%   +60.23%   -3.47%     +2.52%
----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                   +4.35%   +50.61%   -5.70%     +0.86%
----------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                   +9.41%   +57.51%   -4.57%     +1.51%
----------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 shares are available to qualifying institutional investors only.

 *Not annualized.
**Returns are from the opening of business on Oct. 3, 2005.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
              SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman TargETFund 2035

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2035 (the Fund) Class A shares gained 10.33% (excluding sales charge for the six-month period ended March 31, 2010.

> The Fund underperformed its benchmark, the Dow Jones Target 2035 Index, which returned 11.39% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2035 Funds Index, which gained 9.56% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                                                           SINCE
                                                                                         INCEPTION
                                                         6 MONTHS*    1 YEAR   3 YEARS   10/2/06**
--------------------------------------------------------------------------------------------------

Seligman TargETFund 2035
  Class A (excluding sales charge)                        +10.33%    +58.99%    -3.62%     +0.37%
--------------------------------------------------------------------------------------------------
Dow Jones Target 2035 Index(1) (unmanaged)                +11.39%    +52.12%    -1.79%     +0.98%
--------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2035 Funds Index(2)              +9.56%    +49.54%       N/A        N/A
--------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2035 Funds Average(3)            +9.15%    +49.84%    -3.72%     -0.74%
--------------------------------------------------------------------------------------------------



 *Not annualized.
**Returns are from the opening of business on Oct. 2, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Dow Jones Target 2035 Index (the Dow Jones 2035 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2035 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2035 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of March 31, 2010, the subindex allocation of the Dow Jones 2035 Index was: 81.89% equity, 14.18% fixed income, and 3.93% cash. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mixed-Asset Target 2035 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2035 Funds category. The index's returns include net reinvested dividends.

(3) The Lipper Mixed-Asset Target 2035 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2035. The index's returns include net reinvested dividends.

    On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
8  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2035

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2010
                                                                                            SINCE
Without sales charge                                        6 MONTHS*   1 YEAR  3 YEARS  INCEPTION**
Class A (inception 10/2/06)                                  +10.33%   +58.99%   -3.62%     +0.37%
----------------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                   +9.98%   +57.73%   -4.35%     -0.38%
----------------------------------------------------------------------------------------------------
Class R2 (inception 10/2/06)                                 +10.29%   +58.58%   -3.80%     +0.18%
----------------------------------------------------------------------------------------------------
Class R5 (inception 10/2/06)                                 +10.58%   +59.61%   -3.31%     +0.66%
----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/2/06)                                   +4.02%   +49.85%   -5.52%     -1.30%
----------------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                   +8.98%   +56.73%   -4.35%     -0.38%
----------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 shares are available to qualifying institutional investors only.

 *Not annualized.
**Returns are from the opening of business on Oct. 2, 2006.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
              SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman TargETFund 2045

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2045 (the Fund) Class A shares gained 10.77% (excluding sales charge for the six-month period ended March 31, 2010.

> The Fund underperformed its benchmark, the Dow Jones Target 2045 Index, which returned 12.26% for the same period.

> The Fund outperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2045 Funds Index, which gained 9.41% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2010)
--------------------------------------------------------------------------------


                                                                                           SINCE
                                                                                         INCEPTION
                                                         6 MONTHS*    1 YEAR   3 YEARS   10/2/06**
--------------------------------------------------------------------------------------------------

Seligman TargETFund 2045
  Class A (excluding sales charge)                        +10.77%    +59.39%    -3.60%     +0.39%
--------------------------------------------------------------------------------------------------
Dow Jones Target 2045 Index(1) (unmanaged)                +12.26%    +56.18%    -2.12%     +0.75%
--------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2045 Funds Index(2)              +9.41%    +49.87%       N/A        N/A
--------------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2045 Funds Average(3)            +9.34%    +51.57%    -4.05%     -1.13%
--------------------------------------------------------------------------------------------------



 *Not annualized.
**Returns are from the opening of business on Oct. 2, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The Dow Jones Target 2045 Index (the Dow Jones 2045 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2045 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2045 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of March 31, 2010, the subindex allocation of the Dow Jones 2045 Index was: 89.64% equity, 6.44% fixed income, and 3.92% cash. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mixed-Asset Target 2045 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2045 Funds category. The index's returns include net reinvested dividends.

(3) The Lipper Mixed-Asset Target 2045 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2045. The index's returns include net reinvested dividends.

    On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
10  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2045

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT MARCH 31, 2010
                                                                                            SINCE
Without sales charge                                        6 MONTHS*   1 YEAR  3 YEARS  INCEPTION**
Class A (inception 10/2/06)                                  +10.77%   +59.39%   -3.60%     +0.39%
----------------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                  +10.15%   +58.40%   -4.26%     -0.30%
----------------------------------------------------------------------------------------------------
Class R2 (inception 10/2/06)                                 +10.51%   +59.10%   -3.76%     +0.22%
----------------------------------------------------------------------------------------------------
Class R5 (inception 10/2/06)                                 +10.78%   +60.09%   -3.28%     +0.69%
----------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/2/06)                                   +4.41%   +50.19%   -5.49%     -1.28%
----------------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                   +9.15%   +57.40%   -4.26%     -0.30%
----------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 shares are available to qualifying institutional investors only.

 *Not annualized.
**Returns are from the opening of business on Oct. 2, 2006.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  11

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND CORE

Fund holdings at March 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund           5.0%                  5.0%
--------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            6.9%                  6.1%
--------------------------------------------------------------------------------------
iShares Lehman US Treasury Inflation
  Protection Securities Fund                          14.9%                 15.1%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           6.9%                  5.9%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                      7.5%                  7.5%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                2.9%                  3.9%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust (formerly SPDR Trust
  Series I)                                           32.4%                 32.3%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            2.9%                  4.0%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                        19.9%                 20.0%
======================================================================================
                                                      99.3%                 99.8%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.7%                  0.2%
--------------------------------------------------------------------------------------
                                                       0.7%                  0.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of March 31, 2010.

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at March 31, 2010; % of portfolio assets)


SPDR S&P 500 ETF Trust                                 32.4%
-----------------------------------------------------------------
Vanguard Total Bond Market ETF                         19.9%
-----------------------------------------------------------------
iShares Lehman US Treasury Inflation
  Protection Securities Fund                           14.9%
-----------------------------------------------------------------
iShares Russell Midcap Index Fund                       7.5%
-----------------------------------------------------------------
iShares MSCI EAFE Index Fund                            6.9%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
12  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2015

Fund holdings at March 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund           2.1%                  1.8%
--------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            6.8%                  5.4%
--------------------------------------------------------------------------------------
iShares Lehman US Treasury Inflation
  Protection Securities Fund                           6.7%                  5.4%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           6.5%                  5.5%
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                        8.2%                  9.3%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     17.0%                 18.5%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                2.9%                  4.7%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust (formerly SPDR Trust
  Series I)                                           25.7%                 24.5%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          2.8%                  3.3%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            3.4%                  4.3%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                        14.2%                 13.4%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 2.7%                  3.1%
======================================================================================
                                                      99.0%                 99.2%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       1.0%                  0.8%
--------------------------------------------------------------------------------------
                                                       1.0%                  0.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of March 31, 2010.

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at March 31, 2010; % of portfolio assets)


SPDR S&P 500 ETF Trust                                 25.7%
-----------------------------------------------------------------
iShares Russell Midcap Index Fund                      17.0%
-----------------------------------------------------------------
Vanguard Total Bond Market ETF                         14.2%
-----------------------------------------------------------------
iShares Russell 2000 Index Fund                         8.2%
-----------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund             6.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  13

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2025

Fund holdings at March 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           8.1%                  9.4%
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       20.3%                 21.1%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     25.0%                 24.9%
--------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                            15.3%                 15.9%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                4.4%                  3.7%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust (formerly SPDR Trust
  Series I)                                            4.1%                  2.8%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          7.8%                  8.1%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            1.7%                  0.6%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.8%                  4.9%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 7.6%                  8.1%
======================================================================================
                                                      99.1%                 99.5%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.9%                  0.5%
--------------------------------------------------------------------------------------
                                                       0.9%                  0.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of March 31, 2010.

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at March 31, 2010; % of portfolio assets)


iShares Russell Midcap Index Fund                      25.0%
-----------------------------------------------------------------
iShares Russell 2000 Index Fund                        20.3%
-----------------------------------------------------------------
iShares S&P 500 Index Fund                             15.3%
-----------------------------------------------------------------
iShares MSCI EAFE Index Fund                            8.1%
-----------------------------------------------------------------
Vanguard Emerging Markets ETF                           7.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
14  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2035

Fund holdings at March 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       24.7%                 24.5%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     24.9%                 24.9%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust (formerly SPDR Trust
  Series I)                                           14.8%                 15.0%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          9.9%                  9.9%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            9.8%                  9.9%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.9%                  4.9%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 9.8%                 10.0%
======================================================================================
                                                      98.8%                 99.1%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       1.2%                  0.9%
--------------------------------------------------------------------------------------
                                                       1.2%                  0.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments as of March 31, 2010.

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at March 31, 2010; % of portfolio assets)


iShares Russell Midcap Index Fund                      24.9%
-----------------------------------------------------------------
iShares Russell 2000 Index Fund                        24.7%
-----------------------------------------------------------------
SPDR S&P 500 ETF Trust                                 14.8%
-----------------------------------------------------------------
Vanguard Emerging Markets ETF                           9.9%
-----------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                  9.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  15

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2045

Fund holdings at March 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       24.9%                 24.6%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     24.7%                 24.1%
--------------------------------------------------------------------------------------
SPDR S&P 500 ETF Trust (formerly SPDR Trust
  Series I)                                           15.1%                 14.6%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                         10.0%                 10.0%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                           10.0%                 10.0%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.9%                  4.9%
--------------------------------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                10.0%                 10.0%
======================================================================================
                                                      99.6%                 98.2%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.4%                  1.8%
--------------------------------------------------------------------------------------
                                                       0.4%                  1.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------
Percentages indicated are based upon total investments as of March 31, 2010.



TOP FIVE HOLDINGS  -------------------------------------------------------------
(at March 31, 2010; % of portfolio assets)


iShares Russell 2000 Index Fund                        24.9%
-----------------------------------------------------------------
iShares Russell Midcap Index Fund                      24.7%
-----------------------------------------------------------------
SPDR S&P 500 ETF Trust                                 15.1%
-----------------------------------------------------------------
Vanguard Emerging Markets ETF                          10.0%
-----------------------------------------------------------------
WisdomTree International SmallCap Dividend
  Fund                                                 10.0%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
16  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  17

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman TargETFund Core

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,085.30         $5.09           $6.08
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.04         $4.94           $5.89
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,081.20         $8.98           $9.96
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.31         $8.70           $9.65
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,085.70         $6.40           $7.38
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.80         $6.19           $7.15
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,087.20         $3.17           $4.16
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.89         $3.07           $4.03
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .19%           1.17%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .19%           1.92%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .19%           1.42%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .19%            .80%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2010: +8.53% for Class A, +8.12% for Class C, +8.57% for Class R2 and +8.72% for Class R5.


--------------------------------------------------------------------------------
18  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2015

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,101.00         $5.13           $ 6.23
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.04         $4.94           $ 5.99
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,096.60         $9.04           $10.14
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.31         $8.70           $ 9.75
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,099.20         $6.44           $ 7.54
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.80         $6.19           $ 7.25
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,103.20         $3.20           $ 4.30
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.89         $3.07           $ 4.13
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .21%           1.19%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .21%           1.94%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .21%           1.44%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .21%            .82%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2010: +10.10% for Class A, +9.66% for Class C, +9.92% for Class R2 and +10.32% for Class R5.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  19

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman TargETFund 2025

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,107.50         $5.15           $ 6.31
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.04         $4.94           $ 6.04
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,104.10         $9.08           $10.23
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.31         $8.70           $ 9.80
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,106.50         $6.46           $ 7.62
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.80         $6.19           $ 7.30
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,110.00         $3.21           $ 4.37
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.89         $3.07           $ 4.18
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .22%           1.20%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .22%           1.95%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .22%           1.45%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .22%            .83%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2010: +10.75% for Class A, +10.41% for Class C, +10.65% for Class R2 and +11.00% for Class R5.


--------------------------------------------------------------------------------
20  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2035

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,103.30         $5.14           $ 6.29
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.04         $4.94           $ 6.04
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,099.80         $9.06           $10.21
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.31         $8.70           $ 9.80
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,102.90         $6.45           $ 7.60
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.80         $6.19           $ 7.30
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,105.80         $3.20           $ 4.36
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.89         $3.07           $ 4.18
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .22%           1.20%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .22%           1.95%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .22%           1.45%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .22%            .83%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2010: +10.33% for Class A, +9.98% for Class C, +10.29% for Class R2 and +10.58% for Class R5.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  21

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman TargETFund 2045

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                  OCT. 1, 2009   MARCH 31, 2010   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,107.70         $5.15           $ 6.31
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.04         $4.94           $ 6.04
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,101.50         $9.06           $10.22
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.31         $8.70           $ 9.80
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,105.10         $6.46           $ 7.61
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.80         $6.19           $ 7.30
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,107.80         $3.21           $ 4.36
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.89         $3.07           $ 4.18
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .22%           1.20%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .22%           1.95%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .22%           1.45%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .22%            .83%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended March 31, 2010: +10.77% for Class A, +10.15% for Class C, +10.51% for Class R2 and +10.78% for Class R5.


--------------------------------------------------------------------------------
22  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund Core
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE TRADED FUNDS (99.5%)
                                                       SHARES                VALUE(a)
FIXED INCOME (34.8%)
iShares Lehman US Treasury Inflation
 Protected Securities Fund                              84,479             $8,778,213
Vanguard Total Bond Market ETF                         147,900             11,713,680
                                                                      ---------------
Total                                                                      20,491,893
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (9.9%)
iShares MSCI EAFE Index Fund                            72,900(c)           4,082,400
Vanguard Europe Pacific ETF                             49,400(b)           1,710,228
                                                                      ---------------
Total                                                                       5,792,628
-------------------------------------------------------------------------------------

REAL ESTATE (6.9%)
iShares Dow Jones US Real Estate Index Fund             81,900(c)           4,076,982
-------------------------------------------------------------------------------------

REIT (2.9%)
SPDR Dow Jones REIT ETF                                 32,000              1,720,320
-------------------------------------------------------------------------------------

U.S. LARGE AND MID CAP (5.0%)
iShares Dow Jones Select Dividend Index Fund            63,681(b)           2,930,600
-------------------------------------------------------------------------------------

U.S. LARGE CAP (32.5%)
SPDR S&P 500 ETF Trust                                 163,100(c)          19,081,069
-------------------------------------------------------------------------------------

U.S. MID CAP (7.5%)
iShares Russell Midcap Index Fund                       49,364(c)           4,408,205
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $54,791,337)                                                       $58,501,697
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                386,370(d)            $386,370
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $386,370)                                                             $386,370
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (7.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     4,241,513             $4,241,513
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $4,241,513)                                                         $4,241,513
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $59,419,220)(e)                                                    $63,129,580
=====================================================================================



INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT MARCH 31, 2010


                                                          NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER                                       PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(a)
-----------------------------------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index
  Fund                                          Call         286         $51      $20,020   April 2010   $ 11,011
iShares MSCI EAFE Index Fund                    Call         259          56       22,729   April 2010     19,296
iShares Russell Midcap Index Fund               Call         123          90       11,562   April 2010     10,762
SPDR S&P 500 ETF Trust                          Call         410         116       76,259   April 2010     82,820
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                    $123,889
-----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c) At March 31, 2010, securities valued at $8,769,088 were held to cover open call options written. See Note 8 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(e) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $59,419,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $4,356,000
     Unrealized depreciation                                                       (645,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $3,711,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund Core

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                  FAIR VALUE AT MARCH 31, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $58,501,697          $--             $--        $58,501,697
  Affiliated Money Market Fund(a)                       386,370           --              --            386,370
  Investments of Cash Collateral Received for
    Securities on Loan(b)                             4,241,513           --              --          4,241,513
---------------------------------------------------------------------------------------------------------------
Total Investments in Securities                      63,129,580           --              --         63,129,580
Other Financial Instruments(c)                          123,889           --              --            123,889
---------------------------------------------------------------------------------------------------------------
Total                                               $63,253,469          $--             $--        $63,253,469
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(c) Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
24  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund Core



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund 2015
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE TRADED FUNDS (99.8%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (2.8%)
Vanguard Emerging Markets ETF                           16,700               $704,406
-------------------------------------------------------------------------------------

FIXED INCOME (21.0%)
iShares Lehman US Treasury Inflation
 Protected Securities Fund                              16,500              1,714,515
Vanguard Total Bond Market ETF                          45,750              3,623,400
                                                                      ---------------
Total                                                                       5,337,915
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
iShares MSCI EAFE Index Fund                            29,700(c)           1,663,200
Vanguard Europe Pacific ETF                             24,800(b)             858,576
                                                                      ---------------
Total                                                                       2,521,776
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (2.8%)
WisdomTree International SmallCap Dividend
 Fund                                                   14,800                697,376
-------------------------------------------------------------------------------------

REAL ESTATE (6.9%)
iShares Dow Jones US Real Estate Index Fund             34,900(c)           1,737,322
-------------------------------------------------------------------------------------

REIT (3.0%)
SPDR Dow Jones REIT ETF                                 14,000(b)             752,640
-------------------------------------------------------------------------------------

U.S. LARGE AND MID CAP (2.2%)
iShares Dow Jones Select Dividend Index Fund            11,900(b)             547,638
-------------------------------------------------------------------------------------

U.S. LARGE CAP (25.8%)
SPDR S&P 500 ETF Trust                                  55,900(c)           6,539,741
-------------------------------------------------------------------------------------

U.S. MID CAP (17.1%)
iShares Russell Midcap Index Fund                       48,549(c)           4,335,426
-------------------------------------------------------------------------------------

U.S. SMALL CAP (8.2%)
iShares Russell 2000 Index Fund                         30,742(c)           2,084,615
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $24,367,875)                                                       $25,258,855
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                266,730(d)            $266,730
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $266,730)                                                             $266,730
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (7.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     1,768,202             $1,768,202
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $1,768,202)                                                         $1,768,202
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,402,807)(e)                                                    $27,293,787
=====================================================================================



INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT MARCH 31, 2010



                                                           NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER                                        PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(a)
------------------------------------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund      Call         110         $51      $7,700    April 2010     $4,235
iShares MSCI EAFE Index Fund                     Call         101          56       8,864    April 2010      7,525
iShares Russell 2000 Index Fund                  Call          69          68       7,018    April 2010      7,486
iShares Russell Midcap Index Fund                Call         109          90      10,246    April 2010      9,538
SPDR S&P 500 ETF Trust                           Call         127         116      23,622    April 2010     25,654
------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $54,438
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c) At March 31, 2010, securities valued at $4,040,212 were held to cover open call options written. See Note 8 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(e) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $26,403,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,394,000
     Unrealized depreciation                                                       (503,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                   $891,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
26  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2015

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                  FAIR VALUE AT MARCH 31, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $25,258,855          $--             $--        $25,258,855
  Affiliated Money Market Fund(a)                       266,730           --              --            266,730
  Investments of Cash Collateral Received for
    Securities on Loan(b)                             1,768,202           --              --          1,768,202
---------------------------------------------------------------------------------------------------------------
Total Investments in Securities                      27,293,787           --              --         27,293,787
Other Financial Instruments(c)                           54,438           --              --             54,438
---------------------------------------------------------------------------------------------------------------
Total                                               $27,348,225          $--             $--        $27,348,225
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(c) Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2015



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
28  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund 2025
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE TRADED FUNDS (99.3%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (7.9%)
Vanguard Emerging Markets ETF                           68,600             $2,893,548
-------------------------------------------------------------------------------------

FIXED INCOME (4.9%)
Vanguard Total Bond Market ETF                          22,600              1,789,920
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (9.8%)
iShares MSCI EAFE Index Fund                            53,400              2,990,400
Vanguard Europe Pacific ETF                             18,200(b)             630,084
                                                                      ---------------
Total                                                                       3,620,484
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (7.6%)
WisdomTree International SmallCap Dividend
 Fund                                                   59,600              2,808,352
-------------------------------------------------------------------------------------

REIT (4.4%)
SPDR Dow Jones REIT ETF                                 30,000              1,612,800
-------------------------------------------------------------------------------------

U.S. LARGE CAP (19.5%)
iShares S&P 500 Index Fund                              48,300              5,667,522
SPDR S&P 500 ETF Trust                                  12,900              1,509,171
                                                                      ---------------
Total                                                                       7,176,693
-------------------------------------------------------------------------------------

U.S. MID CAP (24.9%)
iShares Russell Midcap Index Fund                      103,301              9,224,779
-------------------------------------------------------------------------------------

U.S. SMALL CAP (20.3%)
iShares Russell 2000 Index Fund                        110,321(b)           7,480,867
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $37,888,974)                                                       $36,607,443
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                314,368(c)            $314,368
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $314,368)                                                             $314,368
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (20.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     7,677,789             $7,677,789
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $7,677,789)                                                         $7,677,789
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $45,881,131)(d)                                                    $44,599,600
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At March 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(d) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $45,881,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $674,000
     Unrealized depreciation                                                     (1,955,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,281,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman TargETFund 2025

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                  FAIR VALUE AT MARCH 31, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $36,607,443          $--             $--        $36,607,443
  Affiliated Money Market Fund(a)                       314,368           --              --            314,368
  Investments of Cash Collateral Received for
    Securities on Loan(b)                             7,677,789           --              --          7,677,789
---------------------------------------------------------------------------------------------------------------
Total                                               $44,599,600          $--             $--        $44,599,600
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.
(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



--------------------------------------------------------------------------------
30  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2025



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund 2035
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE TRADED FUNDS (99.7%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.0%)
Vanguard Emerging Markets ETF                          26,800              $1,130,424
-------------------------------------------------------------------------------------

FIXED INCOME (5.0%)
Vanguard Total Bond Market ETF                          7,100                 562,320
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (9.9%)
Vanguard Europe Pacific ETF                            32,300               1,118,226
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (9.9%)
WisdomTree International SmallCap Dividend
 Fund                                                  23,740               1,118,629
-------------------------------------------------------------------------------------

U.S. LARGE CAP (14.9%)
SPDR S&P 500 ETF Trust                                 14,445               1,689,921
-------------------------------------------------------------------------------------

U.S. MID CAP (25.1%)
iShares Russell Midcap Index Fund                      32,000               2,857,599
-------------------------------------------------------------------------------------

U.S. SMALL CAP (24.9%)
iShares Russell 2000 Index Fund                        41,545               2,817,166
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $10,673,562)                                                       $11,294,285
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%               133,741(b)             $133,741
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $133,741)                                                             $133,741
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,807,303)(c)                                                    $11,428,026
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(c) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $10,807,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $699,000
     Unrealized depreciation                                                       (78,000)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $621,000
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
32  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2035

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                  FAIR VALUE AT MARCH 31, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $11,294,285          $--             $--        $11,294,285
  Affiliated Money Market Fund(a)                       133,741           --              --            133,741
---------------------------------------------------------------------------------------------------------------
Total                                               $11,428,026          $--             $--        $11,428,026
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman TargETFund 2045
MARCH 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


EXCHANGE TRADED FUNDS (100.0%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.1%)
Vanguard Emerging Markets ETF                          13,100                $552,558
-------------------------------------------------------------------------------------

FIXED INCOME (4.9%)
Vanguard Total Bond Market ETF                          3,400                 269,280
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
Vanguard Europe Pacific ETF                            15,875                 549,593
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (10.1%)
WisdomTree International SmallCap Dividend
 Fund                                                  11,685                 550,597
-------------------------------------------------------------------------------------

U.S. LARGE CAP (15.2%)
SPDR S&P 500 ETF Trust                                  7,090                 829,459
-------------------------------------------------------------------------------------

U.S. MID CAP (24.8%)
iShares Russell Midcap Index Fund                      15,195               1,356,914
-------------------------------------------------------------------------------------

U.S. SMALL CAP (24.9%)
iShares Russell 2000 Index Fund                        20,190               1,369,083
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $5,018,376)                                                         $5,477,484
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                24,425(b)              $24,425
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $24,425)                                                                24,425
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,042,801)(c)                                                      $5,501,909
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2010.

(c) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $5,043,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $464,000
     Unrealized depreciation                                                        (5,000)
     -------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $459,000
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
34  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2045

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

                                                                  FAIR VALUE AT MARCH 31, 2010
                                                 -------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $5,477,484           $--             $--        $5,477,484
  Affiliated Money Market Fund(a)                       24,425            --              --            24,425
--------------------------------------------------------------------------------------------------------------
Total                                               $5,501,909           $--             $--        $5,501,909
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  35

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                        SELIGMAN             SELIGMAN             SELIGMAN
MARCH 31, 2010 (UNAUDITED)                          TARGETFUND CORE      TARGETFUND 2015      TARGETFUND 2025
ASSETS:
Investments in securities, at value*
Unaffiliated issuers
  (identified cost $54,791,337, $24,367,875 and
    $37,888,974)                                      $ 58,501,697         $25,258,855          $36,607,443
Affiliated money market fund
  (identified cost $386,370, $266,730 and
    $314,368)                                              386,370             266,730              314,368
Investments of cash collateral received for
  securities on loan
  (identified cost $4,241,513, $1,768,202 and
    $7,677,789)                                          4,241,513           1,768,202            7,677,789
-------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $59,419,220, $26,402,807,
    $45,881,131)                                        63,129,580          27,293,787           44,599,600
Capital shares receivable                                   15,456              38,262               43,693
Dividend and accrued interest receivable                    51,082              23,066               21,097
Receivable for investment securities sold                  117,648                  --                   --
-------------------------------------------------------------------------------------------------------------
Total assets                                            63,313,766          27,355,115           44,664,390
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Options contracts written, at value (premiums
  received $130,570, $57,450 and $--)                      123,889              54,438                   --
Disbursements in excess of cash on demand deposit               --                  --                    1
Capital shares payable                                      49,526             153,435               62,801
Payable upon return of securities loaned                 4,241,513           1,768,202            7,677,789
Accrued investment management services fee                     733                 318                  462
Accrued distribution fees                                   29,184              11,501               16,526
Accrued transfer agency fees                                40,193              18,384               22,122
Accrued administrative services fees                            97                  42                   61
Accrued plan administration services fees                    4,211                 827                1,545
Other accrued expenses                                      31,935              26,091               27,047
-------------------------------------------------------------------------------------------------------------
Total liabilities                                        4,521,281           2,033,238            7,808,354
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $ 58,792,485         $25,321,877          $36,856,036
-------------------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital stock -- $.001 par value                      $      8,482         $     3,553          $     4,966
Additional paid-in capital                              70,576,357          31,705,544           41,765,407
Undistributed (excess of distributions over) net
  investment income                                        (16,892)             26,606              (32,014)
Accumulated net realized gain (loss)                   (15,492,503)         (7,307,818)          (3,600,792)
Unrealized appreciation (depreciation) on
  investments                                            3,717,041             893,992           (1,281,531)
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $ 58,792,485         $25,321,877          $36,856,036
-------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $  4,133,041         $ 1,720,580          $ 7,441,303
-------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A                $20,292,613          $12,432,683          $18,535,021
                                       Class C                $28,187,952          $10,759,922          $14,009,750
                                       Class R2               $10,106,317          $ 2,038,837          $ 3,864,812
                                       Class R5               $   205,603          $    90,435          $   446,453
Outstanding shares of capital stock:   Class A shares           2,927,991            1,733,383            2,478,120
                                       Class C shares           4,065,247            1,522,087            1,908,508
                                       Class R2 shares          1,459,254              285,538              520,421
                                       Class R5 shares             29,676               12,460               59,235
Net asset value per share:             Class A (1)            $      6.93          $      7.17          $      7.48
                                       Class C                $      6.93          $      7.07          $      7.34
                                       Class R2               $      6.93          $      7.14          $      7.43
                                       Class R5               $      6.93          $      7.26          $      7.54
---------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025 is $7.35, $7.61 and $7.94, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
36  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    SELIGMAN             SELIGMAN
MARCH 31, 2010 (UNAUDITED)                                      TARGETFUND 2035      TARGETFUND 2045
ASSETS:
Investments in securities, at value
Unaffiliated issuers
  (identified cost $10,673,562 and $5,018,376)                    $11,294,285          $ 5,477,484
Affiliated money market fund
  (identified cost $133,741 and $24,425)                              133,741               24,425
----------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $10,807,303 and $5,042,801)                     11,428,026            5,501,909
Capital shares receivable                                              44,102                8,810
Dividend receivable                                                    11,593                5,699
Receivable for investment securities sold                                  --               79,044
----------------------------------------------------------------------------------------------------
Total assets                                                       11,483,721            5,595,462
----------------------------------------------------------------------------------------------------
LIABILITIES:
Capital shares payable                                                 69,240               52,192
Payable for investments purchased                                      45,013               34,310
Accrued investment management services fee                                142                   69
Accrued distribution fees                                               5,323                2,436
Accrued transfer agency fees                                            6,287                3,270
Accrued administrative services fees                                       19                    9
Accrued plan administration services fees                                 721                  262
Other accrued expenses                                                 27,024               27,978
----------------------------------------------------------------------------------------------------
Total liabilities                                                     153,769              120,526
----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                $11,329,952          $ 5,474,936
----------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital stock -- $.001 par value                                  $     1,468          $       706
Additional paid-in capital                                         11,758,547            6,214,070
Undistributed (excess of distributions over) net investment
  income                                                                 (990)              23,464
Accumulated net realized gain (loss)                               (1,049,796)          (1,222,412)
Unrealized appreciation (depreciation) on investments                 620,723              459,108
----------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                   $11,329,952          $ 5,474,936
----------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:        Class A                $ 6,701,041          $ 3,676,362
                                                    Class C                 $2,811,238           $1,077,651
                                                    Class R2                $1,797,341           $  702,399
                                                    Class R5                $   20,332           $   18,524
Outstanding shares of capital stock:                Class A shares             865,032              472,812
                                                    Class C shares             367,882              140,655
                                                    Class R2 shares            232,608               90,240
                                                    Class R5 shares              2,595                2,363
Net asset value per share:                          Class A (1)             $     7.75           $     7.78
                                                    Class C                 $     7.64           $     7.66
                                                    Class R2                $     7.73           $     7.78
                                                    Class R5                $     7.84           $     7.84
-------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman TargETFund 2035 and Seligman TargETFund 2045 is $8.22 and $8.25, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  37

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                        SELIGMAN             SELIGMAN             SELIGMAN
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)         TARGETFUND CORE      TARGETFUND 2015      TARGETFUND 2025
INCOME:
Dividends                                              $  729,363           $  292,304           $  334,942
Income distributions from affiliated money market
  fund                                                         17                  176                  322
Income from securities lending -- net                      17,647                6,901               17,936
-------------------------------------------------------------------------------------------------------------
Total income                                              747,027              299,381              353,200
-------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                        131,210               57,553               78,613
Distribution fees
  Class A                                                  24,602               15,020               21,735
  Class C                                                 140,874               57,545               67,056
  Class R2                                                 24,255                4,302                8,587
Transfer agency fees
  Class A                                                  16,966               10,323               14,172
  Class C                                                  24,727               10,062               11,187
  Class R2                                                  3,373                  612                1,169
  Class R5                                                     42                   19                  112
Administrative services fees                               17,302                7,589               10,367
Plan administration services fees -- Class R2              12,127                2,151                4,294
Compensation of board members                                 866                  347                  484
Custodian fees                                              1,410                2,769                3,475
Printing and postage                                       16,512                7,655               12,651
Registration fees                                          26,600               23,400               24,150
Professional fees                                           4,297                7,187                7,007
Other                                                       2,752                2,404                   --
-------------------------------------------------------------------------------------------------------------
Total expenses                                            447,915              208,938              265,059
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                            (47,742)             (39,764)             (41,746)
-------------------------------------------------------------------------------------------------------------
Total net expenses                                        400,173              169,174              223,313
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           346,854              130,207              129,887
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                  (855,624)             203,181             (476,437)
  Options contracts written                               672,790              267,550                   --
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  (182,834)             470,731             (476,437)
Net change in unrealized appreciation
  (depreciation) on investments                         4,470,328            1,790,365            3,864,826
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          4,287,494            2,261,096            3,388,389
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $4,634,348           $2,391,303           $3,518,276
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
38  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    SELIGMAN             SELIGMAN
SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)                     TARGETFUND 2035      TARGETFUND 2045
INCOME:
Dividends                                                          $  107,059            $ 51,877
Income distributions from affiliated money market fund                    107                  62
----------------------------------------------------------------------------------------------------
Total income                                                          107,166              51,939
----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                     23,333              11,041
Distribution fees
  Class A                                                               7,563               4,042
  Class C                                                              13,066               5,213
  Class R2                                                              3,950               1,400
Transfer agency fees
  Class A                                                               5,074               4,376
  Class C                                                               2,263               1,445
  Class R2                                                                530                 192
  Class R5                                                                  4                   6
Administrative services fees                                            3,077               1,456
Plan administration services fees -- Class R2                           1,975                 700
Compensation of board members                                             189                 105
Custodian fees                                                          1,860               1,739
Printing and postage                                                    9,864              12,749
Registration fees                                                      24,930              22,056
Professional fees                                                       6,916               7,087
----------------------------------------------------------------------------------------------------
Total expenses                                                        104,594              73,607
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (42,586)            (45,249)
----------------------------------------------------------------------------------------------------
Total net expenses                                                     62,008              28,358
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        45,158              23,581
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments                              (120,875)            (66,701)
Net change in unrealized appreciation (depreciation) on
  investments                                                       1,101,859             535,306
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        980,984             468,605
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       $1,026,142            $492,186
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                  SELIGMAN TARGETFUND CORE              SELIGMAN TARGETFUND 2015
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              MARCH 31, 2010     SEPT. 30, 2009     MARCH 31, 2010     SEPT. 30, 2009
                                                (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net                 $   346,854       $  1,192,531        $   130,207        $   486,103
Net realized gain (loss) on investments            (182,834)       (14,444,757)           470,731         (6,316,421)
Net change in unrealized appreciation
  (depreciation) on investments                   4,470,328          8,194,546          1,790,365          2,483,779
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       4,634,348         (5,057,680)         2,391,303         (3,346,539)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                        (167,587)          (480,591)          (211,776)          (221,460)
    Class C                                        (134,574)          (525,794)          (133,596)          (197,341)
    Class R2                                        (72,571)          (193,654)           (26,147)           (26,906)
    Class R5                                         (1,004)            (6,719)              (476)            (6,566)
  Net realized gain
    Class A                                              --                 --                 --             (4,474)
    Class C                                              --                 --                 --             (4,537)
    Class R2                                             --                 --                 --               (566)
    Class R5                                             --                 --                 --               (126)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                (375,736)        (1,206,758)          (371,995)          (461,976)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                  3,476,430          5,887,443          1,404,772          4,154,751
  Class C shares                                  2,309,061          3,870,456            431,422          1,323,276
  Class R2 shares                                 1,156,926          2,888,854            452,600            790,617
  Class R5 shares                                   155,274            644,800             61,024             16,721
Reinvestment of distributions at net asset
  value
  Class A shares                                    111,728            383,630            155,572            219,237
  Class C shares                                     73,410            406,585            100,484            192,628
  Class R2 shares                                    16,080            127,202             15,010             27,472
  Class R5 shares                                     1,004              6,719                476              6,693
Payments for redemptions
  Class A shares                                 (4,834,772)        (9,654,896)        (2,953,520)        (6,691,115)
  Class C shares                                 (5,237,245)       (13,551,954)        (2,955,068)        (4,252,056)
  Class R2 shares                                (1,324,665)        (2,931,156)           (64,991)          (724,679)
  Class R5 shares                                   (62,812)          (951,503)                --           (455,294)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                     (4,159,581)       (12,873,820)        (3,352,219)        (5,391,749)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets              99,031        (19,138,258)        (1,332,911)        (9,200,264)
Net assets at beginning of period                58,693,454         77,831,712         26,654,788         35,855,052
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                     $58,792,485       $ 58,693,454        $25,321,877        $26,654,788
---------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                   $   (16,892)      $     11,990        $    26,606        $   268,394
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
40  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                  SELIGMAN TARGETFUND 2025              SELIGMAN TARGETFUND 2035
                                             SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              MARCH 31, 2010     SEPT. 30, 2009     MARCH 31, 2010     SEPT. 30, 2009
                                                (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net                 $   129,887        $   517,152        $    45,158        $   134,104
Net realized gain (loss) on investments            (476,437)        (2,800,209)          (120,875)          (797,441)
Net change in unrealized appreciation
  (depreciation) on investments                   3,864,826            506,368          1,101,859          1,150,653
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       3,518,276         (1,776,689)         1,026,142            487,316
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                        (223,442)          (170,427)           (55,856)           (58,346)
    Class C                                         (86,095)          (122,448)            (8,782)           (22,455)
    Class R2                                        (38,450)           (22,624)           (11,012)           (18,022)
    Class R5                                         (4,024)           (12,360)               (47)            (3,018)
  Net realized gain
    Class A                                              --                 --                 --            (55,104)
    Class C                                              --                 --                 --            (24,161)
    Class R2                                             --                 --                 --            (17,608)
    Class R5                                             --                 --                 --             (2,700)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                (352,011)          (327,859)           (75,697)          (201,414)
---------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                  3,435,997          4,542,135          1,006,562          2,761,948
  Class C shares                                  1,210,843          2,385,956            541,405          1,218,485
  Class R2 shares                                   564,063          1,197,924            462,715          1,137,195
  Class R5 shares                                   238,971             55,837             11,137             14,689
Reinvestment of distributions at net asset
  value
  Class A shares                                    164,843            163,981             41,980            112,313
  Class C shares                                     59,197            117,808              4,486             44,102
  Class R2 shares                                     9,621             22,624              6,771             35,630
  Class R5 shares                                     4,024             12,360                 47              5,717
Payments for redemptions
  Class A shares                                 (4,152,439)        (4,187,215)          (860,953)        (1,441,615)
  Class C shares                                 (1,915,892)        (4,086,707)          (391,996)          (661,515)
  Class R2 shares                                  (209,597)          (379,293)          (302,578)          (716,475)
  Class R5 shares                                   (68,881)          (761,566)                --           (173,339)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                       (659,250)          (916,156)           519,576          2,337,135
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           2,507,015         (3,020,704)         1,470,021          2,623,037
Net assets at beginning of period                34,349,021         37,369,725          9,859,931          7,236,894
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                     $36,856,036        $34,349,021        $11,329,952        $ 9,859,931
---------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                   $   (32,014)       $   190,110        $      (990)       $    29,549
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                       SELIGMAN TARGETFUND 2045
                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                  MARCH 31, 2010       SEPT. 30, 2009
                                                                    (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net                                     $   23,581           $    81,259
Net realized gain (loss) on investments                                (66,701)             (994,159)
Net change in unrealized appreciation (depreciation) on
  investments                                                          535,306               897,970
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        492,186               (14,930)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (16,763)              (38,641)
    Class C                                                               (950)               (8,810)
    Class R2                                                                --               (10,963)
    Class R5                                                               (81)               (4,537)
  Net realized gain
    Class A                                                                 --               (42,075)
    Class C                                                                 --               (10,929)
    Class R2                                                                --               (12,349)
    Class R5                                                                --                (4,680)
-----------------------------------------------------------------------------------------------------
Total distributions                                                    (17,794)             (132,984)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                                       611,278             1,298,328
  Class C shares                                                       357,296               433,751
  Class R2 shares                                                      182,971               616,747
  Class R5 shares                                                           --                16,485
Reinvestment of distributions at net asset value
  Class A shares                                                        11,049                77,918
  Class C shares                                                           355                17,079
  Class R2 shares                                                           --                23,311
  Class R5 shares                                                           81                 9,217
Payments for redemptions
  Class A shares                                                      (475,256)           (1,070,913)
  Class C shares                                                      (264,950)             (360,683)
  Class R2 shares                                                      (61,038)             (647,105)
  Class R5 shares                                                       (1,207)             (238,746)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                         360,579               175,389
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                834,971                27,475
Net assets at beginning of period                                    4,639,965             4,612,490
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $5,474,936           $ 4,639,965
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                 $   23,464           $    17,677
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
42  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.
Seligman TargETFund Core


                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.44            $6.79        $8.18       $7.60       $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .14          .21         .17         .17
Net gains (losses) (both realized and
 unrealized)                                               .50             (.34)       (1.38)        .60         .43
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .55             (.20)       (1.17)        .77         .60
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)            (.15)        (.21)       (.17)       (.14)
Distributions from realized gains                           --               --         (.01)       (.02)        .00(b)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)            (.15)        (.22)       (.19)       (.14)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $6.44        $6.79       $8.18       $7.60
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.53%           (2.69%)     (14.56%)     10.14%       8.58%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.12%(d)         1.44%        1.16%       1.16%       1.51%(d)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .98%(d)          .98%         .96%        .97%        .98%(d)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.61%(d)         2.55%        2.80%       2.06%       2.34%(d)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $20              $20          $26         $33         $16
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              45%          46%         33%         22%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS C                                             MARCH 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.44            $6.79        $8.18      $7.61       $7.14
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .10          .15        .10         .12
Net gains (losses) (both realized and
 unrealized)                                               .49             (.35)       (1.38)       .60         .44
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .52             (.25)       (1.23)       .70         .56
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.10)        (.15)      (.11)       (.09)
Distributions from realized gains                           --               --         (.01)      (.02)        .00(b)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.10)        (.16)      (.13)       (.09)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $6.44        $6.79      $8.18       $7.61
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.12%           (3.43%)     (15.21%)     9.20%       8.03%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.87%(d)         2.20%        1.93%      1.92%       2.26%(d)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.73%(d)         1.73%        1.73%      1.73%       1.73%(d)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .86%(d)         1.80%        2.03%      1.30%       1.59%(d)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $28              $29          $42        $24         $12
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              45%          46%        33%         22%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS R2                                            MARCH 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007      2006(a)
Net asset value, beginning of period                     $6.43            $6.78        $8.17      $7.59       $7.14
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .13          .19        .14         .15
Net gains (losses) (both realized and
 unrealized)                                               .50             (.35)       (1.38)       .60         .43
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .55             (.22)       (1.19)       .74         .58
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.13)        (.19)      (.14)       (.13)
Distributions from realized gains                           --               --         (.01)      (.02)        .00(b)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.13)        (.20)      (.16)       (.13)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $6.43        $6.78      $8.17       $7.59
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.57%           (2.96%)     (14.80%)     9.82%       8.32%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.52%(d)         1.74%        1.43%      1.42%       1.76%(d)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.23%(d)         1.23%        1.23%      1.23%       1.23%(d)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.37%(d)         2.28%        2.53%      1.80%       2.09%(d)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $10              $10          $10         $7          $1
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              45%          46%        33%         22%
--------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS R5                                            MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.44            $6.79        $8.18       $7.61       $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .16          .24         .19         .20
Net gains (losses) (both realized and
 unrealized)                                               .51             (.34)       (1.39)        .60         .43
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .56             (.18)       (1.15)        .79         .63
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.17)        (.23)       (.20)       (.16)
Distributions from realized gains                           --               --         (.01)       (.02)        .00(b)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.17)        (.24)       (.22)       (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $6.44        $6.79       $8.18       $7.61
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.72%           (2.35%)     (14.28%)     10.43%       9.03%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .77%(d)         2.36%        1.44%        .97%        .90%(d)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .61%(d)          .61%         .61%        .61%        .61%(d)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.55%(d)         2.90%        3.15%       2.42%       2.71%(d)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--           $1          $1          $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              45%          46%         33%         22%
---------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) A short-term gain of $.004 per share was paid.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Seligman TargETFund 2015


                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.63            $7.10        $8.91       $7.86        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .13          .13         .10          .08
Net gains (losses) (both realized and
 unrealized)                                               .62             (.50)       (1.78)       1.03          .69
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .67             (.37)       (1.65)       1.13          .77
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.10)        (.09)       (.07)        (.05)
Distributions from realized gains                           --             (.00)(b)     (.07)       (.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.13)            (.10)        (.16)       (.08)        (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.17            $6.63        $7.10       $8.91        $7.86
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.10%           (4.85%)     (18.82%)     14.53%       10.78%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.28%(d)         1.67%        1.24%       1.27%        1.88%(d)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .98%(d)          .98%         .96%        .96%         .98%(d)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.38%(d)         2.30%        1.66%       1.20%        1.12%(d)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12              $13          $17         $20           $9
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%              58%          70%         19%          12%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS C                                             MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.52            $7.02        $8.85       $7.84        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .08          .07         .04          .03
Net gains (losses) (both realized and
 unrealized)                                               .61             (.49)       (1.75)       1.02          .71
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .63             (.41)       (1.68)       1.06          .74
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)            (.09)        (.08)       (.04)        (.04)
Distributions from realized gains                           --             (.00)(b)     (.07)       (.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)            (.09)        (.15)       (.05)        (.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.07            $6.52        $7.02       $8.85        $7.84
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.66%           (5.55%)     (19.33%)     13.56%       10.43%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.03%(d)         2.41%        2.01%       2.04%        2.63%(d)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.73%(d)         1.73%        1.73%       1.73%        1.73%(d)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .65%(d)         1.55%         .89%        .43%         .37%(d)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $11              $12          $17         $15           $9
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%              58%          70%         19%          12%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS R2                                            MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.60            $7.08        $8.89       $7.85        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .11          .11         .08          .06
Net gains (losses) (both realized and
 unrealized)                                               .61             (.49)       (1.76)       1.03          .70
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .65             (.38)       (1.65)       1.11          .76
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.10)        (.09)       (.06)        (.05)
Distributions from realized gains                           --             (.00)(b)     (.07)       (.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.10)        (.16)       (.07)        (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.14            $6.60        $7.08       $8.89        $7.85
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.92%           (5.07%)     (18.89%)     14.20%       10.63%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.69%(d)         1.94%        1.51%       1.54%        2.13%(d)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.23%(d)         1.23%        1.23%       1.23%        1.23%(d)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.14%(d)         2.06%        1.39%        .93%         .87%(d)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $1           $1          $1          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%              58%          70%         19%          12%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS R5                                            MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.70            $7.16        $8.95       $7.88        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .15          .16         .13          .11
Net gains (losses) (both realized and
 unrealized)                                               .64             (.50)       (1.78)       1.03          .68
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .69             (.35)       (1.62)       1.16          .79
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.11)        (.10)       (.08)        (.05)
Distributions from realized gains                           --             (.00)(b)     (.07)       (.01)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.13)            (.11)        (.17)       (.09)        (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.26            $6.70        $7.16       $8.95        $7.88
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.32%           (4.57%)     (18.42%)     14.84%       11.11%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .97%(d)         1.85%        1.09%       1.01%        1.02%(d)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .61%(d)          .61%         .61%        .61%         .61%(d)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.48%(d)         2.79%        2.01%       1.55%        1.49%(d)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--           $1          $1           $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    14%              58%          70%         19%          12%
---------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
46  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Seligman TargETFund 2025


                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.84            $7.14        $9.26       $7.87        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .12          .07         .05          .03
Net gains (losses) (both realized and
 unrealized)                                               .69             (.35)       (2.08)       1.40          .74
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .73             (.23)       (2.01)       1.45          .77
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.07)        (.05)       (.05)          --
Distributions from realized gains                           --               --         (.05)       (.01)        (.04)
Tax return of capital                                       --               --         (.01)         --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.07)        (.11)       (.06)        (.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.48            $6.84        $7.14       $9.26        $7.87
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.75%           (2.94%)     (21.91%)     18.53%       10.87%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.20%(c)         1.63%        1.28%       1.34%        2.01%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .98%(c)          .98%         .97%        .97%         .98%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.07%(c)         2.17%         .86%        .59%         .34%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $19              $18          $18         $16           $7
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              13%          61%         12%          17%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS C                                             MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.69            $7.02        $9.17       $7.84        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .08          .01        (.02)        (.03)
Net gains (losses) (both realized and
 unrealized)                                               .68             (.35)       (2.07)       1.40          .77
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .69             (.27)       (2.06)       1.38          .74
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.06)        (.03)         --           --
Distributions from realized gains                           --               --         (.05)       (.05)        (.04)
Tax return of capital                                       --               --         (.01)         --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.06)        (.09)       (.05)        (.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.34            $6.69        $7.02       $9.17        $7.84
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.41%           (3.64%)     (22.61%)     17.63%       10.42%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.96%(c)         2.38%        2.04%       2.10%        2.76%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.73%(c)         1.73%        1.73%       1.73%        1.73%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .31%(c)         1.39%         .10%       (.17%)       (.41%)(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $14              $13          $16         $12           $6
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              13%          61%         12%          17%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS R2                                            MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.79            $7.10        $9.23       $7.86        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .10          .05         .03          .01
Net gains (losses) (both realized and
 unrealized)                                               .69             (.35)       (2.07)       1.40          .75
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .72             (.25)       (2.02)       1.43          .76
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)            (.06)        (.05)       (.03)          --
Distributions from realized gains                           --               --         (.05)       (.03)        (.04)
Tax return of capital                                       --               --         (.01)         --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)            (.06)        (.11)       (.06)        (.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.43            $6.79        $7.10       $9.23        $7.86
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.65%           (3.18%)     (22.12%)     18.27%       10.72%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.62%(c)         1.92%        1.54%       1.60%        2.26%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.23%(c)         1.23%        1.23%       1.23%        1.23%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .83%(c)         1.78%         .60%        .33%         .09%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $3           $2          $1          $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              13%          61%         12%          17%
---------------------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED                  Year ended Sept. 30,
CLASS R5                                            MARCH 31, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.90            $7.18        $9.30       $7.88        $7.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .16          .10         .08          .05
Net gains (losses) (both realized and
 unrealized)                                               .70             (.37)       (2.10)       1.41          .73
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .75             (.21)       (2.00)       1.49          .78
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.07)        (.06)       (.06)          --
Distributions from realized gains                           --               --         (.05)       (.01)        (.04)
Tax return of capital                                       --               --         (.01)         --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.07)        (.12)       (.07)        (.04)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.54            $6.90        $7.18       $9.30        $7.88
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            11.00%           (2.55%)     (21.75%)     19.01%       11.05%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .89%(c)         1.34%         .90%        .97%        1.02%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .61%(c)          .61%         .62%        .61%         .61%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.35%(c)         3.04%        1.21%        .95%         .71%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--           $1          $2           $1
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              13%          61%         12%          17%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
48  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Seligman TargETFund 2035


                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.09            $7.45        $9.74        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .11          .06          .14
Net gains (losses) (both realized and
 unrealized)                                               .69             (.29)       (2.26)        1.55
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .73             (.18)       (2.20)        1.69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.09)        (.08)        (.05)
Distributions from realized gains                           --             (.09)        (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)            (.18)        (.09)        (.05)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.75            $7.09        $7.45        $9.74
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.33%           (1.71%)     (22.78%)      20.97%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.79%(c)         2.47%        2.22%        6.48%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .98%(c)          .98%         .98%         .14%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.12%(c)         1.99%         .68%        1.20%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $7               $6           $4           $3
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              16%          38%           3%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS C                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $6.97            $7.38        $9.70        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .07         (.01)         .07
Net gains (losses) (both realized and
 unrealized)                                               .68             (.32)       (2.24)        1.56
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .69             (.25)       (2.25)        1.63
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.07)        (.06)        (.03)
Distributions from realized gains                           --             (.09)        (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)            (.16)        (.07)        (.03)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.64            $6.97        $7.38        $9.70
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.98%           (2.62%)     (23.34%)      20.19%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.54%(c)         3.26%        2.97%        7.23%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.73%(c)         1.73%        1.73%         .35%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .36%(c)         1.31%        (.07%)        .99%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3               $2           $2           $1
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              16%          38%           3%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
50  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS R2                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.06            $7.44        $9.74        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .11          .04          .11
Net gains (losses) (both realized and
 unrealized)                                               .69             (.32)       (2.25)        1.57
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .72             (.21)       (2.21)        1.68
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.08)        (.04)        (.04)
Distributions from realized gains                           --             (.09)        (.05)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.17)        (.09)        (.04)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.73            $7.06        $7.44        $9.74
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.29%           (2.04%)     (22.92%)      20.84%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.17%(c)         2.70%        2.47%        6.72%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.23%(c)         1.23%        1.23%           --(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .81%(c)         1.89%         .43%        1.47%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $1           $1          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              16%          38%           3%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS R5                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.13            $7.47        $9.74        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .22          .09          .17
Net gains (losses) (both realized and
 unrealized)                                               .70             (.38)       (2.26)        1.53
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .75             (.16)       (2.17)        1.70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.09)        (.10)        (.06)
Distributions from realized gains                           --             (.09)          --           --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.18)        (.10)        (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.84            $7.13        $7.47        $9.74
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.58%           (1.33%)     (22.51%)      21.04%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.27%(c)         2.34%        1.46%        2.98%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .61%(c)          .60%         .61%           --(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.26%(c)         4.01%        1.05%        2.53%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     3%              16%          38%           3%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Oct. 2, 2006 (commencement of operations) to Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  51

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Seligman TargETFund 2045


                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS A                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.06            $7.46        $9.74        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .12          .06          .07
Net gains (losses) (both realized and
 unrealized)                                               .72             (.33)       (2.25)        1.62
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .76             (.21)       (2.19)        1.69
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.09)        (.07)        (.05)
Distributions from realized gains                           --             (.10)        (.01)          --
Return of capital                                           --               --         (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.19)        (.09)        (.05)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.78            $7.06        $7.46        $9.74
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.77%           (2.00%)     (22.70%)      20.97%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.84%(c)         3.53%        2.72%       11.04%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .98%(c)          .98%         .96%         .63%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.16%(c)         2.10%         .73%         .71%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $3           $3           $1
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              36%          48%          34%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS C                                             MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $6.96            $7.39        $9.70        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .08           --           --
Net gains (losses) (both realized and
 unrealized)                                               .69             (.33)       (2.24)        1.63
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .71             (.25)       (2.24)        1.63
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)            (.08)          --           --
Distributions from realized gains                           --             (.10)        (.06)        (.03)
Return of capital                                           --               --         (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.01)            (.18)        (.07)        (.03)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.66            $6.96        $7.39        $9.70
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.15%           (2.64%)     (23.22%)      20.19%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    3.80%(c)         4.28%        3.47%       11.78%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.73%(c)         1.72%        1.70%        1.29%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .42%(c)         1.38%        (.01%)        .05%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $1          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              36%          48%          34%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
52  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS R2                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.04            $7.45        $9.74        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .21          .04          .05
Net gains (losses) (both realized and
 unrealized)                                               .71             (.43)       (2.25)        1.63
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .74             (.22)       (2.21)        1.68
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --             (.09)        (.05)        (.04)
Distributions from realized gains                           --             (.10)        (.02)          --
Return of capital                                           --               --         (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                         --             (.19)        (.08)        (.04)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.78            $7.04        $7.45        $9.74
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.51%           (2.20%)     (22.85%)      20.84%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.71%(c)         3.77%        2.97%       11.28%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.23%(c)         1.23%        1.20%         .60%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .88%(c)         1.91%         .49%         .74%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              36%          48%          34%
---------------------------------------------------------------------------------------------------------



                                                   SIX MONTHS ENDED            Year ended Sept. 30,
CLASS R5                                            MARCH 31, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(a)
Net asset value, beginning of period                     $7.11            $7.48        $9.74        $8.10
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .06          .10          .10
Net gains (losses) (both realized and
 unrealized)                                               .70             (.24)       (2.27)        1.60
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .76             (.18)       (2.17)        1.70
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.09)        (.08)        (.06)
Distributions from realized gains                           --             (.10)          --           --
Return of capital                                           --               --         (.01)          --
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.19)        (.09)        (.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.84            $7.11        $7.48        $9.74
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.78%           (1.49%)     (22.45%)      21.04%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.65%(c)         2.05%        1.44%        3.78%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .61%(c)          .61%         .58%         .20%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.51%(c)         3.78%        1.11%        1.14%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     6%              36%          48%          34%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  53

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) Period from Oct. 2, 2006 (commencement of operations) to Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
54  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MARCH 31, 2010)

1. ORGANIZATION

Each Fund is a series of Seligman TargetHorizon ETF Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. Each Fund has 600 million authorized shares of capital stock. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds"* or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Each ETF generally tracks a securities index or a basket of securities. In addition to investments in shares of ETFs (Underlying
ETFs), a Fund may invest in U.S. government securities, high-quality short term debt instruments, cash and cash equivalents.

Seligman TargETFund Core (TargETFund Core) -- is designed for investors who are retired, expected to retire within a short time or otherwise intends to seek withdrawal from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity and fixed-income asset classes.

Seligman TargETFund 2015 (TargETFund 2015) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. During 2015, TargETFund 2015 will be combined with TargETFund Core, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2025 (TargETFund 2025) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. During 2025, TargETFund 2025 will be combined with TargETFund Core, and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2035 (TargETFund 2035) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. During 2035, TargETFund 2035 will be combined with TargETFund Core, and TargETFund 2035 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2045 (TargETFund 2045) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. During 2045, TargETFund 2045 will be combined with TargETFund Core, and TargETFund 2045 shareholders will automatically become shareholders of TargETFund Core.

Each Fund offers Class A, Class C, Class R2 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

-  Class C shares may be subject to a contingent deferred sales charge (CDSC).

- Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

Class B shares were authorized by each Fund's Board of Directors (the Board) but are not currently offered.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the underlying ETFs, please refer to the section "Underlying ETFs" in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by

--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC* (RiverSource Investments or the Investment Manager), as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for TargETFund Core are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for TargETFund 2015, TargETFund 2025, TargETFund 2035 and

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
56  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TargETFund 2045 are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the Underlying ETFs, are accounted for on the date securities are purchased or sold. Income and capital gain distributions from the Underlying ETFs, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Funds may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Funds to certain additional risks, including those detailed below.

OPTION TRANSACTIONS
The Funds may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and option contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The Funds' exposure in the case of the exercise of a written call option may be offset by the subsequent sale of the underlying financial instrument if owned by the Funds. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. Each Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Funds could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Funds' operations over the period including realized gains

--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

TargETFund Core

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                                       ASSET DERIVATIVES                              LIABILITY DERIVATIVES
                          ------------------------------------------    ------------------------------------------------
                             STATEMENT OF ASSETS                           STATEMENT OF ASSETS
RISK EXPOSURE CATEGORY    AND LIABILITIES LOCATION        FAIR VALUE    AND LIABILITIES LOCATION        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
Equity contracts                     N/A                      N/A           Options contracts
                                                                            written, at value            $123,889
------------------------------------------------------------------------------------------------------------------------
Total                                                         N/A                                        $123,889
------------------------------------------------------------------------------------------------------------------------



EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2010


             AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                              $672,790
--------------------------------------------------------------------------------------------
Total                                                                         $672,790
--------------------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
---------------------------------------------------------------------------------------------
Equity contracts                                                              $(230,516)
---------------------------------------------------------------------------------------------
Total                                                                         $(230,516)
---------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was $4.5 million at March 31, 2010. The monthly average gross notional amount for these contracts was $5.7 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

TargETFund 2015

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MARCH 31, 2010


                                       ASSET DERIVATIVES                           LIABILITY DERIVATIVES
                          ------------------------------------------    ------------------------------------------
                             STATEMENT OF ASSETS                           STATEMENT OF ASSETS
RISK EXPOSURE CATEGORY    AND LIABILITIES LOCATION        FAIR VALUE    AND LIABILITIES LOCATION        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------
Equity contracts                     N/A                      N/A           Options contracts
                                                                            written, at value             $54,438
------------------------------------------------------------------------------------------------------------------------
Total                                                         N/A                                         $54,438
------------------------------------------------------------------------------------------------------------------------



EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2010


             AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                              $267,550
--------------------------------------------------------------------------------------------
Total                                                                         $267,550
--------------------------------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                              $(92,028)
--------------------------------------------------------------------------------------------
Total                                                                         $(92,028)
--------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
58  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was $2.0 million at March 31, 2010. The monthly average gross notional amount for these contracts was $2.2 million for the six months ended March 31, 2010. The fair value of such contracts on March 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines from 0.455% to 0.365% as each Fund's net assets increase. The management fee for the six months ended March 31, 2010 was 0.455% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.06% to 0.03% as each Fund's net assets increase. The administrative services fee was 0.06% of each Fund's average daily net assets for the six months ended March 31, 2010.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended March 31, 2010, other expenses paid to this company were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                   $243
TargETFund 2015                                                                    220
TargETFund 2025                                                                    261


For the six months ended March 31, 2010, there were no expenses incurred for these particular items for TargETFund 2035 and TargETFund 2045.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or other RiverSource, Seligman and Threadneedle funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Each Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


(SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At March 31, 2010, each Fund's total potential future obligation over the life of the Guaranty is as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $76,028
TargETFund 2015                                                                  34,766
TargETFund 2025                                                                  41,902
TargETFund 2035                                                                  11,894
TargETFund 2045                                                                   6,130


The liability remaining for Non-Recurring Charges related to the Guaranty is included within accrued transfer agency fees in the Statements of Assets and Liabilities. At March 31, 2010 these amounts were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $39,932
TargETFund 2015                                                                  18,279
TargETFund 2025                                                                  21,986
TargETFund 2035                                                                   6,240
TargETFund 2045                                                                   3,232


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, each Fund pays the Transfer Agent an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc.* (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                             CLASS C
-----------------------------------------------------------------------------------------
TargETFund Core                                                                $1,783,000
TargETFund 2015                                                                 1,000,000
TargETFund 2025                                                                 1,064,000
TargETFund 2035                                                                   327,000
TargETFund 2045                                                                   191,000


These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended March 31, 2010 were as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
TargETFund Core                                                             $7,376    $392
TargETFund 2015                                                              7,496     580
TargETFund 2025                                                              9,394     796
TargETFund 2035                                                              1,536     151
TargETFund 2045                                                              2,467     308




* Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
60  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

FUND                                                           CLASS A  CLASS C  CLASS R2  CLASS R5
---------------------------------------------------------------------------------------------------
TargETFund Core                                                  0.98%    1.73%    1.23%     0.61%
TargETFund 2015                                                  0.98     1.73     1.23      0.61
TargETFund 2025                                                  0.98     1.73     1.23      0.61
TargETFund 2035                                                  0.98     1.73     1.23      0.61
TargETFund 2045                                                  0.98     1.73     1.23      0.61


The transfer agency fees and other fees waived/reimbursed at the class level were as follows:

FUND                                                           CLASS A  CLASS C  CLASS R2  CLASS R5
---------------------------------------------------------------------------------------------------
TargETFund Core                                                 $3,237   $5,093   $8,732      $29
TargETFund 2015                                                  1,888    2,002    1,549       13
TargETFund 2025                                                  2,185    1,948    3,091       80
TargETFund 2035                                                    929      470     1422        3
TargETFund 2045                                                  2,134      721      504        4


The management fees and other fees waived/reimbursed at the Fund level were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $30,651
TargETFund 2015                                                                  34,312
TargETFund 2025                                                                  34,442
TargETFund 2035                                                                  39,762
TargETFund 2045                                                                  41,886


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2015, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A                                                                           0.98%
Class C                                                                           1.73
Class R2                                                                          1.23
Class R5                                                                          0.61


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

For the six months ended March 31, 2010, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                                                   PURCHASES    PROCEEDS
---------------------------------------------------------------------------------------------
TargETFund Core                                                       $9,934,722  $14,238,515
TargETFund 2015                                                        3,577,420    7,038,452
TargETFund 2025                                                        2,166,953    3,152,589
TargETFund 2035                                                          847,069      347,284
TargETFund 2045                                                          686,120      269,665


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                                           TARGETFUND CORE                   TARGETFUND 2015
                                                  --------------------------------  --------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                   MARCH 31, 2010   SEPT. 30, 2009   MARCH 31, 2010   SEPT. 30, 2009
--------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                   519,256         1,025,815         202,615           766,316
Reinvested distributions                                16,402            68,120          22,514            41,210
Redeemed                                              (727,287)       (1,732,604)       (432,392)       (1,263,146)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (191,629)         (638,669)       (207,263)         (455,620)
--------------------------------------------------------------------------------------------------------------------

CLASS C
Sold                                                   345,836           690,101          64,366           247,999
Reinvested distributions                                10,826            72,694          14,734            36,691
Redeemed                                              (786,924)       (2,438,419)       (439,074)         (793,728)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                               (430,262)       (1,675,624)       (359,974)         (509,038)
--------------------------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                   173,232           521,983          66,154           147,345
Reinvested distributions                                 2,363            23,061           2,182             5,183
Redeemed                                              (200,229)         (521,286)         (9,538)         (130,070)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (24,634)           23,758          58,798            22,458
--------------------------------------------------------------------------------------------------------------------

CLASS R5
Sold                                                    22,773           105,080           8,627             3,048
Reinvested distributions                                   146             1,202              68             1,249
Redeemed                                                (9,575)         (165,557)             --           (84,918)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 13,344           (59,275)          8,695           (80,621)
--------------------------------------------------------------------------------------------------------------------



                                                           TARGETFUND 2025                   TARGETFUND 2035
                                                  --------------------------------  --------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                   MARCH 31, 2010   SEPT. 30, 2009   MARCH 31, 2010   SEPT. 30, 2009
--------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                   493,978          841,394          136,708          483,833
Reinvested distributions                                23,152           31,657            5,688           21,072
Redeemed                                              (601,339)        (800,790)        (117,970)        (259,383)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (84,209)          72,261           24,426          245,522
--------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                   174,886          443,108           75,074          222,598
Reinvested distributions                                 8,457           23,100              615            8,368
Redeemed                                              (277,745)        (774,421)         (54,051)        (110,957)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (94,402)        (308,213)          21,638          120,009
--------------------------------------------------------------------------------------------------------------------
CLASS R2
Sold                                                    80,041          229,331           63,384          202,045
Reinvested distributions                                 1,361            4,393              919            6,697
Redeemed                                               (30,072)         (61,875)         (41,438)        (120,572)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 51,330          171,849           22,865           88,170
--------------------------------------------------------------------------------------------------------------------
CLASS R5
Sold                                                    32,617           10,340            1,474            2,523
Reinvested distributions                                   561            2,372                6            1,071
Redeemed                                                (9,514)        (151,728)              --          (32,799)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 23,664         (139,016)           1,480          (29,205)
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
62  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           TARGETFUND 2045
                                                                  --------------------------------
                                                                  SIX MONTHS ENDED    YEAR ENDED
                                                                   MARCH 31, 2010   SEPT. 30, 2009
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                    82,794          229,600
Reinvested distributions                                                 1,493           14,729
Redeemed                                                               (66,726)        (189,586)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                                 17,561           54,743
--------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                    49,957           77,514
Reinvested distributions                                                    49            3,259
Redeemed                                                               (36,155)         (67,506)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                                 13,851           13,267
--------------------------------------------------------------------------------------------------
CLASS R2
Sold                                                                    24,568          115,074
Reinvested distributions                                                    --            4,406
Redeemed                                                                (8,637)        (103,052)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                                 15,931           16,428
--------------------------------------------------------------------------------------------------
CLASS R5
Sold                                                                        --            2,869
Reinvested distributions                                                    11            1,736
Redeemed                                                                  (164)         (49,586)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                                   (153)         (44,981)
--------------------------------------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2010, securities on loan were as follows:

                                                                     SECURITIES     SECURED BY
FUND                                                                  VALUED AT  CASH COLLATERAL
------------------------------------------------------------------------------------------------
TargETFund Core                                                      $4,133,041     $4,241,513
TargETFund 2015                                                       1,720,580      1,768,202
TargETFund 2025                                                       7,441,303      7,677,789


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services

--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


provided and any other securities lending expenses. Net income earned from securities lending is included in the Statements of Operations. For the six months ended March 31, 2010 these amounts were as follows:

FUND                                                                             INCOME
---------------------------------------------------------------------------------------
TargETFund Core                                                                 $17,647
TargETFund 2015                                                                   6,901
TargETFund 2025                                                                  17,936


Each Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended March 31, 2010, were as follows:

TargETFund Core

                                                                                 CALLS
                                                                        ----------------------
                                                                        CONTRACTS    PREMIUMS
----------------------------------------------------------------------------------------------
Balance Sept. 30, 2009                                                     2,615   $   477,204
----------------------------------------------------------------------------------------------
Opened                                                                    11,345     1,733,971
Closed                                                                   (12,030)   (1,952,290)
Exercised                                                                   (649)     (109,031)
Expired                                                                     (203)      (19,284)
----------------------------------------------------------------------------------------------
Balance March 31, 2010                                                     1,078   $   130,570
----------------------------------------------------------------------------------------------


TargETFund 2015

                                                                                 CALLS
                                                                         --------------------
                                                                         CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------------------
Balance Sept. 30, 2009                                                      1,078   $ 189,061
---------------------------------------------------------------------------------------------
Opened                                                                      4,866     695,190
Closed                                                                     (5,117)   (785,418)
Exercised                                                                    (259)    (36,443)
Expired                                                                       (52)     (4,940)
---------------------------------------------------------------------------------------------
Balance March 31, 2010                                                        516   $  57,450
---------------------------------------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the six months ended March 31, 2010 were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
TargETFund Core                                                       $15,063,492  $14,801,695
TargETFund 2015                                                         5,950,997    5,887,607
TargETFund 2025                                                         4,586,308    4,449,225
TargETFund 2035                                                         1,321,659    1,273,113
TargETFund 2045                                                           948,846    1,009,828


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2010, can be found in the Portfolio of Investments.

10. BANK BORROWINGS

Each Fund, except TargETFund 2035 and TargETFund 2045, has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary

--------------------------------------------------------------------------------
64  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if the LIBOR Reference Rate exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Funds had no borrowings during the six months ended March 31, 2010.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

For federal income tax purposes, each Fund had a capital loss carry-over at Sept. 30, 2009, that if not offset by capital gains will expire in 2017 as follows:

FUND                                                                           CARRY-OVER
-----------------------------------------------------------------------------------------
TargETFund Core                                                                $  901,259
TargETFund 2015                                                                 1,531,175
TargETFund 2025                                                                   158,889
TargETFund 2035                                                                    40,056
TargETFund 2045                                                                    25,322


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, post-October losses that are treated as occurring on Oct. 1, 2009 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
TargETFund Core                                                                $11,687,089
TargETFund 2015                                                                  5,570,839
TargETFund 2025                                                                  1,645,020
TargETFund 2035                                                                    216,301
TargETFund 2045                                                                    516,522


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12. RISKS RELATING TO CERTAIN INVESTMENTS

The following risks apply to some or all of the ETFs in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions and risks related to individual properties. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds' performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its

--------------------------------------------------------------------------------
66  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT  67

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting seligman.com; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting seligman.com; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
68  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2010 SEMIANNUAL REPORT

(SELIGMAN LOGO)

SELIGMAN TARGETHORIZON ETF PORTFOLIOS
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM

This report must be accompanied or preceded by the Funds' current prospectus. Seligman(R) mutual funds are distributed by Columbia Management Investment
Distributors, Inc. (formerly known as RiverSource Fund
Distributors, Inc.), member FINRA and managed by Columbia
Management Investment Advisers, LLC (formerly known as
RiverSource Investments, LLC). Seligman is an offering brand of Columbia Management Investment Advisers, LLC.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved. SL-9955 A (5/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman TargetHorizon ETF Portfolios, Inc.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date June 2, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 2, 2010